Employee Benefits - Summary of Information about Group's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 164,299	$ 160,780	$ 35,529	$ 31,449	$ 27,579
Fair value of plan assets	(168,658)	(93,903)	(21,147)	(18,108)	(16,581)
Net defined benefit liability (asset)	(4,359)	66,877	$ 14,382	$ 13,341	$ 10,998
TFI International pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	20,189	27,127
Fair value of plan assets	(10,214)	(13,437)
Net defined benefit liability (asset)	9,975	13,690
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	144,110	133,653
Fair value of plan assets	(158,444)	(80,466)
Net defined benefit liability (asset)	$ (14,334)	$ 53,187